Other Current Assets	6 Months Ended
Jun. 30, 2026
Other Current Assets [Abstract]
Other current assets

Note 14. Other current assets

Other current assets consisted of the following:

USD’000	As of June 30, 2026 (unaudited)	As of December 31, 2025
Value-Added Tax receivable	1,076	733
Advanced payment to suppliers	235	303
Deposits, current	32	5
Customer contract assets, current	-	451
Other current assets	49	42
Total other current assets	1,392	1,534